Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Consolidated Statements Of Comprehensive Income
Net income	$ 58,896	$ 55,498
Items that may subsequently be reclassified to net income or loss:
Currency translation adjustment, net of tax of $nil	28,831	(17,550)
Share of other comprehensive income (loss) in associate	461	(12)
Reclassification to net income upon ownership dilution of investment in associate	18
Items that will not subsequently be reclassified to net income or loss:
Change in fair value on equity investments designated as FVTOCI, net of tax of $nil	378	196
Other comprehensive income (loss), net of taxes	29,688	(17,366)
Attributable to:
Equity holders of the Company	24,544	(14,425)
Non-controlling interests	5,144	(2,941)
Other comprehensive income (loss), net of taxes	29,688	(17,366)
Total comprehensive income	88,584	38,132
Attributable to:
Equity holders of the Company	71,538	29,249
Non-controlling interests	17,046	8,883
Total comprehensive income	$ 88,584	$ 38,132